Employee Incentive, Deferred Compensation, And Retirement Plans	12 Months Ended
Dec. 31, 2017
Share Based Compensation Allocation And Classification In Financial Statements [Abstract]
Employee Incentive, Deferred Compensation, And Retirement Plans

NOTE 21 – Employee Incentive, Deferred Compensation, and Retirement Plans

We maintain several incentive stock award plans that provide for the granting of stock options, stock appreciation rights, restricted stock, performance award, stock units, and debentures to our employees. We are permitted to issue new shares under all stock award plans approved by shareholders or to reissue our treasury shares. Awards under our company’s incentive stock award plans are granted at market value at the date of grant. The awards generally vest ratably over a one- to ten-year vesting period.

All stock-based compensation plans are administered by the Compensation Committee of the Board of Directors (“Compensation Committee”), which has the authority to interpret the plans, determine to whom awards may be granted under the plans, and determine the terms of each award. According to these plans, we are authorized to grant an additional 6.7 million shares at December 31, 2017.

Stock-based compensation expense included in compensation and benefits expense in the consolidated statements of operations for our company’s incentive stock award plans was $246.7 million, $190.1 million, and $142.1 million for the years ended December 31, 2017, 2016, and 2015, respectively.

As a result of the adoption of a new accounting standard on January 1, 2017, we recognized an excess tax benefit from stock-based compensation of $64.7 million for the year ended December 31, 2017. We adopted the new guidance prospectively. The tax provision related to stock-based compensation recognized in shareholders’ equity was $4.9 million for the year ended December 31, 2016, and a benefit of $14.7 million for the year ended December 31, 2015, respectively.

In response to the Tax Legislation that was enacted in December 2017, the Company offered certain employees the opportunity to participate in the conversion of certain restricted stock units into restricted stock pursuant to a Modification Award Agreement. Under the terms of the Modification Award Agreement, vesting of certain restricted stock will no longer be contingent upon continued employment but rather will vest so long as the employee is not engaged in certain competitive or soliciting activities as provided in the Wealth Accumulation Plan (the “Plan”). The conversion through acceptance of the Modification Agreement by the participating employees resulted in a charge of $55.9 million, which is included in compensation and benefits in the consolidated statement of operations for the year ended December 31, 2017.  The fair value of these awards was based upon the closing price of our company’s common stock on the date of the grant of the awards.

In December 2017, the Company accelerated the vesting of certain outstanding debenture awards, resulting in a charge of $51.4 million, which is included in compensation and benefits in the consolidated statement of operations for the year ended December 31, 2017.

During 2016, the Company’s Board of Directors removed the continuing service requirements associated with restricted stock units that were granted to certain employees of Barclays in December 2015. As a result of the modification, the awards were expensed at date of modification, resulting in a charge of $58.6 million during 2016. The fair value of the awards is based upon the closing price of our company’s common stock on the date of the grant of the awards. These charges are included in compensation and benefits in the consolidated statements of operations for the year ended December 31, 2016.

On June 5, 2015, certain employees were granted restricted stock units of our company as retention. The fair value of the awards issued as retention was $23.8 million. The fair value of the awards is based upon the closing price of our company’s common stock on the date of grant. There are no continuing service requirements associated with these restricted stock units, and accordingly, they were expensed at date of grant. This charge is included in compensation and benefits in the consolidated statements of operations for the year ended December 31, 2015.

Stock Options

We have substantially eliminated the use of stock options as a form of compensation. During the year ended December 31, 2017, no options were granted. At December 31, 2017, we had 11,934 options outstanding with a weighted average exercise price of $29.33.

At December 31, 2017, all outstanding options were exercisable. The total intrinsic value of options exercised during the years ended December 31, 2017, 2016 and 2015 were not material. Cash proceeds from the exercise of stock options were not material for the years ended December 31, 2017, 2016, and 2015.

Restricted Stock Units and Restricted Stock Awards

A restricted stock unit represents the right to receive a share of common stock from our company at a designated time in the future without cash payment by the employee and is issued in lieu of cash incentive, principally for deferred compensation and employee retention plans. The restricted stock units vest on an annual basis over the next one to ten years and are distributable, if vested, at future specified dates. Restricted stock awards are restricted as to sale or disposition. These restrictions lapse over the next one to five years.

Our company grants Performance-based Restricted Stock Units (“PRSUs”) to its executive officers. Under the terms of the grants, the number of PRSUs that will vest and convert to shares will be based on our company's achievement of the pre-determined performance objectives during the performance period. The PRSUs will be measured over a four-year performance period and vested over a five-year period. The number of shares converted has the potential to range from 0% to 200% based on how our company performs during the performance period. Compensation expense is amortized on a straight-line basis over the service period based on the fair value of the award on the grant date. The Company’s pre-determined performance objectives must be met for the awards to vest. Employees forfeit unvested share units upon termination of employment with a corresponding reversal of compensation expense. At December 31, 2017, the total number of restricted stock units and restricted stock awards outstanding was 16.5 million, of which 12.3 million were unvested. At December 31, 2017, the total number of PRSU’s was 0.6 million, of which all were unvested.

A summary of unvested restricted equity award activity, which includes restricted stock units and restricted stock awards, for the year ended December 31, 2017 is presented below (in thousands, except weighted-average fair value):

	Units/Awards	Weighted-average grant date fair value
Unvested December 31, 2016	16,276	$39.40
Granted	1,422	51.24
Vested	(1,875)	33.59
Converted to restricted stock	(3,111)	39.49
Cancelled	(433)	33.93
Unvested December 31, 2017	12,279	$42.17

At December 31, 2017, there was approximately $251.3 million of unrecognized compensation cost for restricted stock units and restricted stock, which is expected to be recognized over a weighted-average period of 3.1 years. The fair value of restricted stock units and restricted stock that vested or converted during the year ended December 31, 2017, was $185.8 million.

Deferred Compensation Plans

The Wealth Accumulation Plan (the “Plan”) is provided to certain revenue producers, officers, and key administrative employees, whereby a certain percentage of their incentive compensation is deferred as defined by the Plan into company stock units and debentures. Participants may elect to defer a portion of their incentive compensation. Deferred awards generally vest over a one- to ten-year period and are distributable upon vesting or at future specified dates. Deferred compensation costs are amortized on a straight-line basis over the vesting period. Elective deferrals are 100% vested.

Additionally, the Plan allows Stifel financial advisors who achieve certain levels of production the option to defer a certain percentage of their gross commissions. As stipulated by the Plan, the financial advisors will defer 5% of their gross commissions. The mandatory deferral will be split evenly between company restricted stock units and a company fixed-rate cash debenture. They have the option to defer an additional 1% of gross commissions into company stock units with a 25% matching contribution

In addition, certain financial advisors, upon joining our company, may receive company stock units in lieu of transition cash payments. Deferred compensation related to these awards generally vests over a one- to eight-year period. Deferred compensation costs are amortized on a straight-line basis over the deferral period.

Employee Profit Sharing Plan

Eligible employees of our company who have met certain service requirements may participate in the Stifel Financial Corp. Profit Sharing 401(k) Plan (the “Plan”). Employees are permitted within limitations imposed by tax law to make pre-tax contributions to the Plan. We may match certain employee contributions or make additional contributions to the Plan at our discretion. Our contributions to the Profit Sharing Plan were $7.1 million, $6.5 million, and $7.7 million for the years ended December 31, 2017, 2016, and 2015, respectively.